CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 1,087	$ 1,096		$ 865
Restricted cash and cash equivalents:	1,353	411		495
Total cash, cash equivalents, restricted cash and restricted cash equivalents	2,440	1,507		1,360
Receivables:	793	777		1,840
Prepaid expenses and other assets	786	373		689
Revenue earning vehicles:
Vehicles	7,919	7,540		17,085
Less: accumulated depreciation	(1,559)	(1,478)		(3,296)
Total revenue earning vehicles, net	6,360	6,062		13,789
Property and equipment, net	637	666		757
Operating lease right-of-use asset	1,580	1,675		1,871
Intangible assets, net	2,969	2,992		3,238
Goodwill	1,045	1,045		1,083
Assets held for sale	0	1,811		0
Total assets	16,610	16,908	[1]	24,627	[1]
LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Accounts payable	531	418		943
Accrued liabilities	824	759		1,032
Accrued taxes, net	161	121		150
Debt:	7,026	6,267		17,089
Operating lease liabilities at December 31, 2020	1,541	1,636		1,848
Self-insured liabilities	470	488		553
Deferred income taxes, net	789	730		1,124
Total liabilities not subject to compromise	11,342	10,419		22,739
Liabilities subject to compromise	4,978	4,965		0
Liabilities held for sale	0	1,431		0
Total liabilities	16,320	16,815	[1]	22,739	[1]
Commitments and contingencies
Stockholders' equity:
Preferred Stock	0	0		0
Common Stock	2	2		1
Additional paid-in capital	3,049	3,047		3,024
Accumulated deficit	(2,491)	(2,681)		(967)
Accumulated other comprehensive income (loss)	(195)	(212)		(189)
Treasury stock	(100)	(100)		(100)
Stockholder's equity (deficit) attributable to Hertz	265	56		1,769
Noncontrolling interests	25	37		119
Total stockholder's equity (deficit)	290	93		1,888
Total liabilities and stockholder's equity (deficit)	$ 16,610	$ 16,908		$ 24,627
Treasury stock, shares	2,028,932	2,028,932		2,028,932
Vehicle
ASSETS
Restricted cash and cash equivalents:	$ 119	$ 50		$ 466
Receivables:	157	164		791
LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Accounts payable	141	29		289
Debt:	6,286	6,024		13,368
Non-vehicle
ASSETS
Restricted cash and cash equivalents:	1,234	361		29
Receivables:	636	613		1,049
LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Accounts payable	390	389		654
Debt:	740	243		3,721
The Hertz Corporation
ASSETS
Cash and cash equivalents	1,087	1,096		865
Restricted cash and cash equivalents:	1,325	383		495
Total cash, cash equivalents, restricted cash and restricted cash equivalents	2,412	1,479		1,360
Receivables:	793	777		1,840
Due from Hertz Holdings	1	1		0
Prepaid expenses and other assets	785	372		689
Revenue earning vehicles:
Vehicles	7,919	7,540		17,085
Less: accumulated depreciation	(1,559)	(1,478)		(3,296)
Total revenue earning vehicles, net	6,360	6,062		13,789
Property and equipment, net	637	666		757
Operating lease right-of-use asset	1,580	1,675
Intangible assets, net	2,969	2,992		3,238
Goodwill	1,045	1,045		1,083
Assets held for sale	0	1,811		0
Total assets	16,582	16,880	[2]	24,627	[2]
LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Accounts payable	531	418		943
Accrued liabilities	825	759		1,032
Accrued taxes, net	161	121		150
Debt:	7,026	6,267		17,089
Operating lease liabilities at December 31, 2020	1,541	1,636
Self-insured liabilities	470	488		553
Deferred income taxes, net	793	735		1,128
Total liabilities not subject to compromise	11,347	10,424		22,743
Liabilities subject to compromise	5,043	5,030		0
Liabilities held for sale	0	1,431		0
Total liabilities	16,390	16,885	[2]	22,743	[2]
Commitments and contingencies
Stockholders' equity:
Common Stock	0	0		0
Additional paid-in capital	3,955	3,953		3,955
Accumulated deficit	(3,593)	(3,783)		(1,937)
Accumulated other comprehensive income (loss)	(195)	(212)		(189)
Stockholder's equity (deficit) attributable to Hertz	167	(42)		1,765
Noncontrolling interests	25	37		119
Total stockholder's equity (deficit)	192	(5)		1,884
Total liabilities and stockholder's equity (deficit)	16,582	16,880		24,627
The Hertz Corporation | Variable Interest Entity, Primary Beneficiary
Revenue earning vehicles:
Total assets	513	511		1,300
LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Total liabilities	393	475		1,100
The Hertz Corporation | Vehicle
ASSETS
Restricted cash and cash equivalents:	119	50		466
Receivables:	157	164		791
LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Accounts payable	141	29		289
Debt:	6,286	6,024		13,368
The Hertz Corporation | Non-vehicle
ASSETS
Restricted cash and cash equivalents:	1,206	333		29
Receivables:	636	613		1,049
LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Accounts payable	390	389		654
Debt:	$ 740	$ 243		$ 3,721

[1]	Hertz Global Holdings, Inc.'s consolidated total assets as of December 31, 2020 and December 31, 2019 include total assets of VIEs of $511 million and $1.3 billion, respectively, which can only be used to settle obligations of the VIEs. Hertz Global Holdings, Inc.'s consolidated total liabilities as of December 31, 2020 and December 31, 2019 include total liabilities of VIEs of $475 million and $1.1 billion, respectively, for which the creditors of the VIEs have no recourse to Hertz Global Holdings, Inc. See "Special Purpose Entities" in Note 6, "Debt," and "767 Auto Leasing LLC" in Note 16, "Related Party Transactions," for further information.
[2]	The Hertz Corporation's consolidated total assets as of December 31, 2020 and December 31, 2019 include total assets of VIEs of $511 million and $1.3 billion, respectively, which can only be used to settle obligations of the VIEs. The Hertz Corporation's consolidated total liabilities as of December 31, 2020 and December 31, 2019 include total liabilities of VIEs of $475 million and $1.1 billion, respectively, for which the creditors of the VIEs have no recourse to The Hertz Corporation. See "Special Purpose Entities" in Note 6, "Debt," and "767 Auto Leasing LLC" in Note 16, "Related Party Transactions," for further information.